Income Taxes (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Benefit for Income Taxes [Abstract]
Current benefit					$ (38)	$ (24)
Deferred benefit					(9,803)
Total	$ 13	$ 1	$ 23	$ 3	$ (9,841)	$ (24)